Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information. Except for the options granted in February 2022, we had not awarded any stock-based compensation since fiscal 2014. If we grant additional options in the future, it is anticipated that the board and Compensation Committee will take material nonpublic information into account when determining the timing and terms of such an award, with the goal being to not grant such awards close in time to the release of any material nonpublic information. We have never timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	We do not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information. Except for the options granted in February 2022, we had not awarded any stock-based compensation since fiscal 2014. If we grant additional options in the future, it is anticipated that the board and Compensation Committee will take material nonpublic information into account when determining the timing and terms of such an award, with the goal being to not grant such awards close in time to the release of any material nonpublic information. We have never timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If we grant additional options in the future, it is anticipated that the board and Compensation Committee will take material nonpublic information into account when determining the timing and terms of such an award, with the goal being to not grant such awards close in time to the release of any material nonpublic information. We have never timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false